Major Group Investments - Direct and Indirect - Schedule of Major Group Investments - Direct and Indirect (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest | $	$ 131.9		$ 152.3
Dividends paid to non-controlling interests | $	30.3		46.7	$ 7.6
Abosso Goldfields Limited
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest | $	22.2		21.3
Dividends paid to non-controlling interests | $	$ 4.1		$ 4.9
Abosso Goldfields Limited | Class A Shares
Disclosure of subsidiaries [line items]
Shares held	49,734,000		49,734,000
Group beneficial interest	90.00%	90.00%	90.00%
Abosso Goldfields Limited | Class B Shares
Disclosure of subsidiaries [line items]
Shares held	4,266,000		4,266,000
Group beneficial interest	90.00%	90.00%	90.00%
Agnew Gold Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held	54,924,757		54,924,757
Group beneficial interest	100.00%	100.00%	100.00%
Darlot Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held	1		1
Group beneficial interest	100.00%	100.00%	100.00%
GFI Joint Venture Holdings (Pty) Limited
Disclosure of subsidiaries [line items]
Shares held	311,668,564		311,668,564
Group beneficial interest	100.00%	100.00%	100.00%
GFL Mining Services Ltd
Disclosure of subsidiaries [line items]
Shares held	235,676,387		235,676,387
Group beneficial interest	100.00%	100.00%	100.00%
Gold Fields Ghana Limited
Disclosure of subsidiaries [line items]
Shares held	900		900
Group beneficial interest	90.00%	90.00%	90.00%
Accumulated non-controlling interest | $	$ 84.4		$ 116.5
Dividends paid to non-controlling interests | $	$ 29.9		$ 45.9
Gold Fields Group Services (Pty) Ltd
Disclosure of subsidiaries [line items]
Shares held	1		1
Group beneficial interest	100.00%	100.00%	100.00%
Gold Fields Holdings Company Ltd
Disclosure of subsidiaries [line items]
Shares held	4,084		4,084
Group beneficial interest	100.00%	100.00%	100.00%
Gold Fields La Cima SA
Disclosure of subsidiaries [line items]
Shares held	1,426,050,205		1,426,050,205
Group beneficial interest	99.50%	99.50%	99.50%
Accumulated non-controlling interest | $	$ 1.8		$ 2.1
Dividends paid to non-controlling interests | $	$ 0.4		$ 0.0
Gold Fields Operations Limited
Disclosure of subsidiaries [line items]
Shares held	156,279,947		156,279,947
Group beneficial interest	100.00%	100.00%	100.00%
Gold Fields Operations Limited | Class A Shares
Disclosure of subsidiaries [line items]
Shares held	90,000,000
Gold Fields Orogen Holding (BVI) Ltd
Disclosure of subsidiaries [line items]
Shares held	1,705		1,224
Group beneficial interest	100.00%	100.00%	100.00%
Gruyere Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held	1		1
Group beneficial interest	100.00%	100.00%	100.00%
GSM Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held	1		1
Group beneficial interest	100.00%	100.00%	100.00%
Minera Gold Fields Salares Norte SpA
Disclosure of subsidiaries [line items]
Shares held	338,276,530		218,264,716
Group beneficial interest	100.00%	100.00%	100.00%
Newshelf 899 (Pty) Ltd | Class A Shares
Disclosure of subsidiaries [line items]
Shares held	90,000,000		90,000,000
Group beneficial interest	100.00%	100.00%	100.00%
Newshelf ownership percentage	90.00%	90.00%
Newshelf 899 (Pty) Ltd | Class B Shares
Disclosure of subsidiaries [line items]
Shares held	10,000,000		10,000,000
Group beneficial interest	0.00%	0.00%	0.00%
BEE partners' stake	10.00%	10.00%
Preferential dividend going to cease Period	20 years	20 years
Suspension lifted period to participate in the profits phase In basis term	20 years	20 years
Newshelf 899 (Pty) Ltd | Class B Shares | Not later than 10 years
Disclosure of subsidiaries [line items]
Cumulative preferential dividend | R		R 20.0
Phase-in participation term	10 years	10 years
Suspension lifted period to participate in the profits phase In basis term	10 years	10 years
Newshelf 899 (Pty) Ltd | Class B Shares | Later than 10 years and not later than 15 years
Disclosure of subsidiaries [line items]
Cumulative preferential dividend | R		R 13.3
Phase-in participation term	5 years	5 years
Suspension lifted period to participate in the profits phase In basis term	15 years	15 years
Newshelf 899 (Pty) Ltd | Class B Shares | Later than 15 years and not later than twenty years
Disclosure of subsidiaries [line items]
Cumulative preferential dividend | R		R 6.7
Phase-in participation term	5 years	5 years
Suspension lifted period to participate in the profits phase In basis term	20 years	20 years
St Ives Gold Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held	281,051,329		281,051,329
Group beneficial interest	100.00%	100.00%	100.00%
South Deep BEE [Member]
Disclosure of subsidiaries [line items]
Preferential dividend going to cease Period	20 years	20 years
South Deep BEE [Member] | Class B Shares
Disclosure of subsidiaries [line items]
Shares held	10,000,000
Ownership Retention Term	30 years	30 years